Provisions - Summary of Expected Term to Settle Obligations (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Provisions	$ 1,056,624	$ 1,026,017	$ 617,268	$ 617,268
For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Provisions	718	1,060	16,786	16,786
Letter of credit, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Provisions	10,730
Commercial claims [member]
Disclosure of other provisions [line items]
Provisions	571,394	490,388	236,198	236,198
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	110,094	126,058	53,399	53,399
Pension Funds Reimbursement [member]
Disclosure of other provisions [line items]
Provisions	124,278	150,243	129,950	129,950
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	239,410	$ 258,268	$ 180,935	$ 180,935
Current [member]
Disclosure of other provisions [line items]
Provisions	389,657
Current [member] | Letter of credit, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Provisions	10,730
Current [member] | Commercial claims [member]
Disclosure of other provisions [line items]
Provisions	59,504
Current [member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	48,445
Current [member] | Pension Funds Reimbursement [member]
Disclosure of other provisions [line items]
Provisions	60,556
Current [member] | Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	210,422
Later than one year [member]
Disclosure of other provisions [line items]
Provisions	666,967
Later than one year [member] | For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Provisions	718
Later than one year [member] | Commercial claims [member]
Disclosure of other provisions [line items]
Provisions	511,890
Later than one year [member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	61,649
Later than one year [member] | Pension Funds Reimbursement [member]
Disclosure of other provisions [line items]
Provisions	63,722
Later than one year [member] | Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	$ 28,988